Income Taxes (Schedule of Tax And Deferred Tax Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of income taxes [Abstract]
Losses for tax purposes	$ 35,041	$ 20,817
Deductible temporary differences	3,584	652
Total losses of tax	$ 38,625	$ 21,469